Patents (Details Textuals ) (USD $)	12 Months Ended			201 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 346,000			$ 346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	346,000			346,000
Write-off of abandoned patents	440,780	0	0	1,353,976
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 441,087	$ 430,650	$ 407,746	$ 441,087